Risk management and financial instruments - Fair Value Measurements of Recurring Assets and Liabilities (Details) (Fair value, recurring basis, USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 1,082	$ 333
Total assets	1,091	344
Total liabilities	147	396
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	1,078	329
Total assets	1,078	329
Total liabilities	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Total assets	9	11
Total liabilities	147	396
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	4	4
Total assets	4	4
Total liabilities	0	0
Interest Rate Swap | Short-term payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	94	388
Interest Rate Swap | Short-term payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Interest Rate Swap | Short-term payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	94	388
Interest Rate Swap | Short-term payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Interest Rate Swap | Long-term payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	2
Interest Rate Swap | Long-term payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0
Interest Rate Swap | Long-term payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	2
Interest Rate Swap | Long-term payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0
Cross Currency Interest Rate Contract | Short-term payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	46
Cross Currency Interest Rate Contract | Short-term payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0
Cross Currency Interest Rate Contract | Short-term payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	46
Cross Currency Interest Rate Contract | Short-term payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0
Forward Contracts | Short-term payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forwards – short term payable	3
Forward Contracts | Short-term payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forwards – short term payable	0
Forward Contracts | Short-term payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forwards – short term payable	3
Forward Contracts | Short-term payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forwards – short term payable	0
Other Contract | Short-term payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other derivative instruments – short term payable	2	8
Other Contract | Short-term payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other derivative instruments – short term payable	0	0
Other Contract | Short-term payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other derivative instruments – short term payable	2	8
Other Contract | Short-term payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other derivative instruments – short term payable	0	0
Short-term receivable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, receivable	5
Foreign exchange forwards – short term receivable	2	4
Other derivative instruments – short term receivable	2
Short-term receivable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, receivable	0
Foreign exchange forwards – short term receivable	0	0
Other derivative instruments – short term receivable	0
Short-term receivable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, receivable	5
Foreign exchange forwards – short term receivable	2	4
Other derivative instruments – short term receivable	2
Short-term receivable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, receivable	0
Foreign exchange forwards – short term receivable	0	0
Other derivative instruments – short term receivable	0
Short-term receivable | Cross Currency Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, receivable		7
Short-term receivable | Cross Currency Interest Rate Contract | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, receivable		0
Short-term receivable | Cross Currency Interest Rate Contract | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, receivable		7
Short-term receivable | Cross Currency Interest Rate Contract | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, receivable		$ 0